Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.16%
FHLMC (5 Year Treasury Constant Maturity+2.11%)±	2.65%	9-1-2032	$215,727	$203,272
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.56	2-1-2037	39,331	39,949
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.58	2-15-2033	22,030	21,929
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	5.63	12-15-2031	4,986	4,975
FHLMC	8.50	7-1-2028	5,922	6,017
FNMA Series 1997-20 Class IOƒ±±	1.84	3-25-2027	9,962	43
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.58	12-18-2032	8,346	8,325
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	5.68	6-25-2031	1,601	1,599
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	5.73	1-25-2033	2,376	2,375
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	5.78	7-25-2031	1,591	1,588
FNMA Series 2001-25 Class Z	6.00	6-25-2031	22,288	22,270
FNMA	6.00	4-1-2033	41,206	40,903
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,701,977	75,333
GNMA	6.50	6-15-2028	8,082	8,227
Total agency securities (Cost $496,510)				436,805
Asset-backed securities: 4.53%
ABFC Trust Series 2003-AHL1 Class A1øø	4.18	3-25-2033	67,608	65,143
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.74	1-15-2037	500,000	493,438
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	402,590	356,236
Bayview Financial Mortgage Pass-Through Trust Series 2006-A Class M3 (U.S. SOFR 1 Month+1.09%)±	6.41	2-28-2041	235,708	235,520
Bear Stearns Asset-Backed Securities Trust Series 2002-2 Class A1 (U.S. SOFR 1 Month+0.77%)±	6.07	10-25-2032	17,550	17,415
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.51	8-19-2038	360,000	344,796
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	5,654	5,452
DT Auto Owner Trust Series 2019-2A Class D144A	3.48	2-18-2025	35,587	35,546
Five Guys Funding LLC Series 2017-1A Class A2144A	4.60	7-25-2047	985,000	963,043
GSAA Home Equity Trust Series 2004-5 Class AF5øø	4.37	6-25-2034	1	1
HGI CRE CLO Ltd. Series 2021-FL1 Class A (1 Month LIBOR+1.05%)144A±	6.39	6-16-2036	271,795	265,170
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	813,301	669,487
MESA Trust Series 2001-5 Class A (U.S. SOFR 1 Month+0.91%)144A±	6.21	12-25-2031	41	41
MF1 Ltd. Series 2022-FL8 Class C (30 Day Average U.S. SOFR+2.20%)144A±	7.27	2-19-2037	1,000,000	947,440
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	67,572	65,147
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	6.34	11-25-2034	689,946	657,317
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Octane Receivables Trust Series 2022-1A Class A2144A	4.18%	3-20-2028	$711,497	$698,700
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.02	7-15-2034	1,000,000	928,339
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	1,000,000	962,503
Sound Point Clo VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.12	4-15-2030	1,000,000	976,523
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.42	11-15-2038	1,200,000	1,170,081
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	498,180	457,496
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	499,583	488,896
Terwin Mortgage Trust Series TMTS Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	6.55	11-25-2033	97,831	84,526
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.72	2-15-2039	500,000	487,500
Vantage Data Centers LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	810,421
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	598,134	561,025
Total asset-backed securities (Cost $13,176,412)				12,747,202

	Shares
Common stocks: 0.37%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	90	0
Energy: 0.37%
Energy equipment & services: 0.21%
Bristow Group, Inc.†	18,989	584,291
Oil, gas & consumable fuels: 0.16%
Denbury, Inc.†	5,183	455,638
Total common stocks (Cost $361,066)		1,039,929

			Principal
Corporate bonds and notes: 68.98%
Basic materials: 0.10%
Chemicals: 0.10%
Avient Corp.144A	7.13	8-1-2030	$265,000	267,136
Communications: 10.54%
Advertising: 0.48%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	950,000	756,209
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	675,000	564,705
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	46,219
				1,367,133
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 2.93%
Arches Buyer, Inc.144A	4.25%	6-1-2028	$500,000	$435,030
Arches Buyer, Inc.144A	6.13	12-1-2028	1,235,000	1,063,644
Cablevision Lightpath LLC144A	3.88	9-15-2027	605,000	502,063
Cablevision Lightpath LLC144A	5.63	9-15-2028	140,000	106,494
Match Group Holdings II LLC144A	5.63	2-15-2029	2,741,000	2,604,452
Uber Technologies, Inc.144A	4.50	8-15-2029	2,060,000	1,903,991
Uber Technologies, Inc.144A	8.00	11-1-2026	1,600,000	1,632,293
				8,247,967
Media: 6.18%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	3,090,000	2,375,038
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,900,000	1,609,864
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	203,841
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	150,000	138,620
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	600,000	562,919
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	645,659
CSC Holdings LLC144A	4.63	12-1-2030	625,000	313,972
CSC Holdings LLC144A	5.75	1-15-2030	1,480,000	766,162
CSC Holdings LLC144A	11.25	5-15-2028	300,000	296,625
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	415,000	374,630
DISH Network Corp.144A	11.75	11-15-2027	600,000	603,947
Gray Escrow II, Inc.144A	5.38	11-15-2031	2,300,000	1,604,929
Gray Television, Inc.144A	4.75	10-15-2030	1,850,000	1,301,586
Nexstar Media, Inc.144A	5.63	7-15-2027	750,000	705,082
Scripps Escrow II, Inc.144A	3.88	1-15-2029	170,000	141,341
Scripps Escrow II, Inc.144A	5.38	1-15-2031	2,425,000	1,848,456
Scripps Escrow, Inc.144A	5.88	7-15-2027	640,000	534,541
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,995,000	1,643,022
Townsquare Media, Inc.144A	6.88	2-1-2026	1,785,000	1,720,294
				17,390,528
Telecommunications: 0.95%
CommScope Technologies LLC144A	5.00	3-15-2027	975,000	650,318
CommScope, Inc.144A	4.75	9-1-2029	275,000	211,856
CommScope, Inc.144A	6.00	3-1-2026	1,195,000	1,096,430
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	712,500	705,135
				2,663,739
Consumer, cyclical: 12.95%
Airlines: 1.29%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	679,093	612,433
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	885,000	835,376
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50%	6-20-2027	$800,000	$799,955
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	1,380,000	1,392,133
				3,639,897
Apparel: 0.59%
Crocs, Inc.144A	4.13	8-15-2031	425,000	342,236
Crocs, Inc.144A	4.25	3-15-2029	1,150,000	977,810
Crocs, Inc. (U.S. SOFR 1 Month+3.50%)±	8.89	2-20-2029	337,143	337,460
				1,657,506
Auto manufacturers: 1.98%
Allison Transmission, Inc.144A	5.88	6-1-2029	240,000	232,195
Ford Motor Co.	3.25	2-12-2032	645,000	509,959
Ford Motor Co.	4.75	1-15-2043	1,010,000	790,201
Ford Motor Credit Co. LLC	4.00	11-13-2030	590,000	506,835
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,340,000	1,273,404
Ford Motor Credit Co. LLC	5.11	5-3-2029	2,175,000	2,030,949
Ford Motor Credit Co. LLC	5.13	6-16-2025	225,000	219,072
				5,562,615
Auto parts & equipment: 0.43%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	535,000	513,653
Cooper Tire & Rubber Co.	7.63	3-15-2027	705,000	705,000
				1,218,653
Distribution/wholesale: 0.50%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,435,000	1,411,438
Entertainment: 2.93%
CCM Merger, Inc.144A	6.38	5-1-2026	2,505,000	2,440,490
Churchill Downs, Inc.144A	4.75	1-15-2028	1,415,000	1,307,996
Churchill Downs, Inc.144A	6.75	5-1-2031	205,000	200,367
Cinemark USA, Inc.144A	5.25	7-15-2028	800,000	699,768
Cinemark USA, Inc.144A	5.88	3-15-2026	455,000	430,680
Cinemark USA, Inc.144A	8.75	5-1-2025	603,000	609,028
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	735,000	658,383
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	528,000	514,800
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	1,380,000	1,387,034
				8,248,546
Home builders: 0.39%
Toll Brothers Finance Corp.	4.35	2-15-2028	745,000	704,641
Tri Pointe Homes, Inc.	5.70	6-15-2028	405,000	388,800
				1,093,441
Housewares: 0.21%
Newell Brands, Inc.	4.70	4-1-2026	610,000	579,011
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.10%
Carnival Holdings Bermuda Ltd.144A	10.38%	5-1-2028	$1,200,000	$1,309,379
NCL Corp. Ltd.144A	5.88	3-15-2026	950,000	898,945
NCL Corp. Ltd.144A	5.88	2-15-2027	360,000	350,578
NCL Corp. Ltd.144A	7.75	2-15-2029	560,000	536,180
				3,095,082
Retail: 3.53%
Bath & Body Works, Inc.144A	6.63	10-1-2030	730,000	705,460
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	353,628
FirstCash, Inc.144A	4.63	9-1-2028	1,010,000	901,252
LBM Acquisition LLC144A	6.25	1-15-2029	610,000	525,973
LBM Acquisition LLC (U.S. SOFR 1 Month+3.75%)±	9.17	12-17-2027	398,981	386,222
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	1,625,000	1,523,548
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	1,200,000	1,114,740
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	705,000	629,171
Michaels Cos., Inc.144A	7.88	5-1-2029	1,160,000	826,500
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	905,000	845,829
Nordstrom, Inc.	4.00	3-15-2027	750,000	679,762
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	865,000	793,184
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	670,000	653,558
				9,938,827
Consumer, non-cyclical: 6.71%
Commercial services: 4.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,460,000	1,113,724
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	600,000	572,949
CoreCivic, Inc.	8.25	4-15-2026	3,070,000	3,093,263
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	640,000	557,874
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,725,000	1,315,313
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,180,000	651,950
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	740,000	696,659
Sabre Global, Inc.144A	9.25	4-15-2025	187,000	175,321
Sabre Global, Inc.144A	11.25	12-15-2027	2,140,000	1,893,258
Service Corp. International	7.50	4-1-2027	1,125,000	1,161,202
Upbound Group, Inc.144A	6.38	2-15-2029	985,000	903,747
				12,135,260
Healthcare-services: 2.30%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	545,000	510,537
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	665,000	531,359
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	40,000	34,200
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	275,000	270,048
CommonSpirit Health	3.82	10-1-2049	750,000	567,599
IQVIA, Inc.144A	6.50	5-15-2030	915,000	923,912
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	530,000	478,562
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services (continued)
Select Medical Corp.144A	6.25%	8-15-2026	$1,320,000	$1,308,752
Tenet Healthcare Corp.	4.88	1-1-2026	775,000	750,084
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,085,000	1,077,748
				6,452,801
Pharmaceuticals: 0.10%
CVS Pass-Through Trust	6.04	12-10-2028	279,719	281,473
Energy: 13.94%
Energy-alternate sources: 2.41%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	3,925,000	3,310,934
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,305,977
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,345,000	2,176,224
				6,793,135
Oil & gas: 4.21%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,470,000	1,458,830
Apache Corp.	4.38	10-15-2028	750,000	690,595
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	2,405,000	2,206,053
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	845,000	781,625
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	145,000	134,028
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	300,000	271,677
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	760,000	727,522
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	131,794
Occidental Petroleum Corp.	6.45	9-15-2036	3,190,000	3,349,022
Southwestern Energy Co.	4.75	2-1-2032	740,000	657,517
Southwestern Energy Co.	8.38	9-15-2028	650,000	675,268
Vital Energy, Inc.	9.50	1-15-2025	770,000	766,150
				11,850,081
Oil & gas services: 1.42%
Bristow Group, Inc.144A	6.88	3-1-2028	2,110,000	1,997,866
Oceaneering International, Inc.	4.65	11-15-2024	500,000	485,120
Oceaneering International, Inc.	6.00	2-1-2028	1,580,000	1,497,050
				3,980,036
Pipelines: 5.90%
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	723,329
Buckeye Partners LP	5.85	11-15-2043	1,125,000	870,098
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,550,000	1,409,755
DT Midstream, Inc.144A	4.13	6-15-2029	300,000	265,987
DT Midstream, Inc.144A	4.38	6-15-2031	725,000	629,402
EnLink Midstream LLC	5.38	6-1-2029	1,465,000	1,394,383
EnLink Midstream LLC144A	5.63	1-15-2028	170,000	166,193
EnLink Midstream LLC144A	6.50	9-1-2030	1,080,000	1,087,054
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	815,521
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	617,183
Harvest Midstream I LP144A	7.50	9-1-2028	760,000	746,918
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
Hess Midstream Operations LP144A	5.50%	10-15-2030	$445,000	$418,300
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,095,825
Plains All American Pipeline LP/PAA Finance Corp.	3.85	10-15-2023	750,000	746,538
Rockies Express Pipeline LLC144A	4.95	7-15-2029	270,000	247,973
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,303,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,440,000	1,278,222
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	370,000	321,885
Venture Global Calcasieu Pass LLC144A	3.88	11-1-2033	180,000	146,075
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,020,000	997,379
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,319,132
				16,600,352
Financial: 13.57%
Banks: 0.50%
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	750,000	665,925
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.88	11-1-2023	750,000	752,576
				1,418,501
Diversified financial services: 4.73%
Enact Holdings, Inc.144A	6.50	8-15-2025	2,565,000	2,539,438
LPL Holdings, Inc.144A	4.38	5-15-2031	2,090,000	1,837,539
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	285,000	272,352
Navient Corp.	5.00	3-15-2027	700,000	633,468
Navient Corp.	5.88	10-25-2024	250,000	246,644
OneMain Finance Corp.	5.38	11-15-2029	475,000	411,515
OneMain Finance Corp.	6.13	3-15-2024	750,000	748,050
OneMain Finance Corp.	7.13	3-15-2026	400,000	396,243
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,200,000	1,158,000
PRA Group, Inc.144A	5.00	10-1-2029	2,325,000	1,765,541
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	680,000	605,200
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	665,000	527,439
Synchrony Financial	5.15	3-19-2029	750,000	701,267
United Wholesale Mortgage LLC144A	5.50	11-15-2025	1,030,000	990,230
United Wholesale Mortgage LLC144A	5.50	4-15-2029	535,000	470,333
				13,303,259
Insurance: 3.55%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	385,000	370,752
AmWINS Group, Inc.144A	4.88	6-30-2029	1,370,000	1,256,888
Assurant, Inc.	3.70	2-22-2030	750,000	643,167
AssuredPartners, Inc.144A	5.63	1-15-2029	665,000	580,492
Athene Holding Ltd.	4.13	1-12-2028	750,000	695,006
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	654,529
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
BroadStreet Partners, Inc.144A	5.88%	4-15-2029	$1,845,000	$1,647,633
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+4.00%)±	9.32	1-27-2029	885,000	881,460
HUB International Ltd.144A	7.25	6-15-2030	135,000	137,566
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	732,394
MetLife, Inc.	6.40	12-15-2036	1,000,000	999,851
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	686,686
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	695,253
				9,981,677
REITS: 4.79%
Boston Properties LP	3.40	6-21-2029	849,000	730,459
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	625,000	510,250
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	650,000	587,095
HAT Holdings I LLC/HAT Holdings II LLC144A	3.75	9-15-2030	830,000	663,993
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	255,000	250,935
Iron Mountain, Inc.144A	4.50	2-15-2031	1,625,000	1,400,938
Iron Mountain, Inc.144A	5.25	7-15-2030	1,505,000	1,360,522
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	350,000	314,851
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,120,000	1,073,590
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	2,185,000	1,576,907
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	567,435
Service Properties Trust	4.35	10-1-2024	565,000	542,474
Service Properties Trust	4.75	10-1-2026	550,000	481,382
Service Properties Trust	7.50	9-15-2025	1,000,000	988,351
SITE Centers Corp.	4.70	6-1-2027	600,000	561,837
Starwood Property Trust, Inc.144A	4.38	1-15-2027	900,000	798,750
Starwood Property Trust, Inc.	4.75	3-15-2025	465,000	448,849
Vornado Realty LP	2.15	6-1-2026	415,000	353,009
Vornado Realty LP	3.40	6-1-2031	340,000	252,054
				13,463,681
Industrial: 5.75%
Aerospace/defense: 0.94%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	1,135,000	1,134,489
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	265,000	283,669
TransDigm, Inc.	7.50	3-15-2027	1,240,000	1,239,504
				2,657,662
Building materials: 0.97%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,750,000	1,706,749
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,030,000	1,023,562
				2,730,311
Electronics: 0.21%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	591,370
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hand/machine tools: 1.00%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50%	6-15-2028	$1,260,000	$1,263,150
Werner FinCo LP/Werner FinCo, Inc.144A	14.50	10-15-2028	1,755,000	1,544,400
				2,807,550
Machinery-diversified: 0.56%
Chart Industries, Inc.144A	7.50	1-1-2030	200,000	204,970
Chart Industries, Inc.144A	9.50	1-1-2031	335,000	359,288
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,080,000	1,009,965
				1,574,223
Packaging & containers: 1.33%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	635,000	519,370
Berry Global, Inc.144A	5.63	7-15-2027	1,310,000	1,277,894
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,155,000	1,047,024
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	885,000	899,355
				3,743,643
Trucking & leasing: 0.74%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	647,213
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,442,000	1,428,315
				2,075,528
Technology: 2.14%
Computers: 1.44%
Dell International LLC/EMC Corp.	6.02	6-15-2026	750,000	760,349
McAfee Corp.144A	7.38	2-15-2030	435,000	375,873
NCR Corp.144A	6.13	9-1-2029	1,285,000	1,306,061
Seagate HDD Cayman	4.13	1-15-2031	972,000	801,025
Seagate HDD Cayman144A	8.25	12-15-2029	135,000	141,498
Seagate HDD Cayman144A	8.50	7-15-2031	635,000	662,953
				4,047,759
Software: 0.70%
Cloud Software Group, Inc.144A	9.00	9-30-2029	880,000	788,167
SS&C Technologies, Inc.144A	5.50	9-30-2027	500,000	483,040
VMware, Inc.	3.90	8-21-2027	750,000	711,427
				1,982,634
Utilities: 3.28%
Electric: 3.28%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	16,000	15,360
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	740,244	734,692
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	2,890,000	2,625,927
PG&E Corp.	5.25	7-1-2030	3,260,000	2,927,770
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric (continued)
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00%	12-15-2026		$1,285,000	$1,143,650
Vistra Operations Co. LLC144A	4.38	5-1-2029		795,000	701,708
Vistra Operations Co. LLC144A	5.63	2-15-2027		1,125,000	1,087,795
					9,236,902
Total corporate bonds and notes (Cost $205,546,412)					194,089,357
Foreign corporate bonds and notes: 11.37%
Financial: 0.30%
Banks: 0.30%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	853,801
Government securities: 11.07%
Multi-national: 11.07%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,771,014
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	403,542
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,068,278
European Bank for Reconstruction & Development	5.00	1-27-2025	BRL	8,225,000	1,631,520
European Bank for Reconstruction & Development	5.25	1-12-2027	INR	185,000,000	2,094,603
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,182,872
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,517,064
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,676,351
European Investment Bank	8.13	12-21-2026	ZAR	16,000,000	877,489
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,118,780
Inter-American Development Bank	5.70	11-12-2024	INR	150,000,000	1,790,765
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,752,070
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,028,560
International Bank for Reconstruction & Development	8.25	12-21-2026	ZAR	15,000,000	824,567
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	4,647,600
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,761,548
					31,146,623
Total foreign corporate bonds and notes (Cost $32,645,936)					32,000,424
Foreign government bonds: 20.83%
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,964,740
Colombia TES	7.50	8-26-2026	COP	22,725,000,000	5,442,133
Colombia TES	6.25	11-26-2025	COP	15,000,000,000	3,561,978
Hungary	1.50	4-22-2026	HUF	1,920,000,000	4,500,788
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,907,623
Indonesia	5.50	4-15-2026	IDR	30,000,000,000	1,964,920
Mexico	8.50	5-31-2029	MXN	101,000,000	5,935,084
Mexico	7.75	5-29-2031	MXN	85,000,000	4,763,503
Mexico	7.50	5-26-2033	MXN	68,500,000	3,736,267
Mexico	8.00	7-31-2053	MXN	33,500,000	1,806,259
New Zealand	3.50	4-14-2033	NZD	7,000,000	3,946,396
Romania	3.65	9-24-2031	RON	38,500,000	7,075,407
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Romania	5.00%	2-12-2029	RON	20,000,000	$4,172,216
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,843,761
Total foreign government bonds (Cost $61,672,964)					58,621,075
Loans: 17.96%
Communications: 2.19%
Advertising: 0.17%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	8.85	8-21-2026		$494,859	478,543
Internet: 0.83%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	8.56	12-6-2027		2,404,052	2,327,435
Media: 0.37%
Hubbard Radio LLC (1 Month LIBOR+4.25%)±	9.69	3-28-2025		1,094,371	1,030,076
Telecommunications: 0.82%
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	8.82	12-11-2026		846,563	843,524
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month+4.50%)±	9.44	2-1-2029		1,473,879	1,469,988
					2,313,512
Consumer, cyclical: 2.84%
Airlines: 2.30%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.34	4-20-2028		1,360,400	1,407,443
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%)±	10.76	6-21-2027		2,308,000	2,404,405
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.08	10-20-2027		2,556,263	2,655,599
					6,467,447
Entertainment: 0.24%
Cinemark USA, Inc. (U.S. SOFR 1 Month+3.75%)±	8.99	5-24-2030		678,300	675,194
Retail: 0.30%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)˂±	8.75	3-3-2028		465,000	463,121
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.17	2-11-2028		396,962	396,323
					859,444
Consumer, non-cyclical: 4.36%
Commercial services: 2.31%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	9.17	5-12-2028		1,626,783	1,565,503
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.44	3-23-2027		4,863,456	4,936,408
					6,501,911
Food: 0.63%
B&G Foods, Inc. (U.S. SOFR 1 Month+2.50%)±	7.82	10-10-2026		1,800,000	1,775,898
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.94%
Bausch & Lomb Corp. (U.S. SOFR 3 Month+3.25%)±	8.59%	5-10-2027	$891,000	$869,509
Medline Borrower LP (U.S. SOFR 1 Month+3.25%)±	8.68	10-23-2028	1,783,950	1,764,487
				2,633,996
Healthcare-services: 0.48%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.75%)±	9.12	8-31-2026	1,361,483	1,360,870
Energy: 1.99%
Oil & gas services: 0.65%
ChampionX Corp. (U.S. SOFR 1 Month+3.25%)±	8.50	6-7-2029	1,836,125	1,838,420
Pipelines: 1.34%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.75%)±	9.02	4-13-2028	680,290	679,269
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)˂±	9.93	9-29-2028	834,452	835,888
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.89	9-19-2029	456,550	454,267
NorthRiver Midstream Finance LP (U.S. SOFR 3 Month+3.25%)±	8.78	10-1-2025	900,644	898,717
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.17	3-11-2026	900,000	894,069
				3,762,210
Financial: 2.02%
Diversified financial services: 0.58%
Resolute Investment Managers, Inc. (3 Month LIBOR+4.25%)‡±	9.79	4-30-2024	2,444,120	1,344,266
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.63	4-30-2025	923,070	276,921
				1,621,187
Insurance: 1.11%
Asurion LLC (3 Month LIBOR+3.25%)˂±	8.79	12-23-2026	1,968,761	1,914,876
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.68	1-31-2028	460,000	407,592
HUB International Ltd. (U.S. SOFR 3 Month+4.00%)±	9.07	11-10-2029	497,500	498,172
HUB International Ltd. (U.S. SOFR 3 Month+4.25%)˂±	9.58	6-20-2030	300,000	301,125
				3,121,765
REITS: 0.33%
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+3.25%)‡±	8.57	11-18-2027	930,325	925,097
Industrial: 2.68%
Aerospace/defense: 0.92%
Spirit Aerosystems, Inc. (U.S. SOFR 3 Month+4.25%)±	9.87	1-15-2027	2,580,500	2,581,790
Building materials: 0.68%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	8.57	4-12-2028	1,975,406	1,905,536
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 1 Month+3.25%)±	8.68%	12-8-2028	$594,994	$583,094
Machinery-diversified: 0.30%
Vertical U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	857,538	853,791
Packaging & containers: 0.57%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+4.18%)±	9.59	4-13-2029	1,637,729	1,621,499
Technology: 1.88%
Computers: 0.30%
NCR Corp. (U.S. SOFR 1 Month+2.50%)±	7.93	8-28-2026	838,521	835,586
Software: 1.58%
Applied Systems, Inc. (U.S. SOFR 3 Month+4.50%)±	9.74	9-18-2026	2,801,147	2,804,396
Athenahealth Group, Inc. (U.S. SOFR 3 Month+3.46%)±	3.50	2-15-2029	95,691	92,737
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.50%)±	8.81	2-15-2029	776,977	752,992
Genesys Cloud Services Holdings II LLC (U.S. SOFR 1 Month+4.00%)±	9.43	12-1-2027	797,959	796,467
				4,446,592
Total loans (Cost $51,469,248)				50,520,893
Non-agency mortgage-backed securities: 3.90%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	68,539	65,873
Banc of America Funding Trust Series 2005-D Class A1±±	4.47	5-25-2035	114,936	107,514
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	4.62	4-25-2033	181,050	170,740
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	674,727
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	699,778
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.24	10-15-2036	1,000,000	972,614
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	4.20	10-25-2033	26,285	13,468
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	4.91	9-10-2045	817,814	730,735
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	3.82	9-25-2032	216,135	197,717
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	4.26	3-25-2033	7,490	7,338
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	5.40	6-25-2033	13,412	13,072
CSMC OA LLC Series 2014-USA Class D144A	4.37	9-15-2037	750,000	546,289
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	5.73	11-25-2032	18,560	17,840
GS Mortgage Securities Corportation Trust Series 2020- DUNE Class D (U.S. SOFR 1 Month+2.01%)144A±	7.24	12-15-2036	1,000,000	954,003
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.45	8-10-2043	665,506	603
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.81%	11-10-2052	$1,000,000	$750,450
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	861,915
JP Morgan Mortgage Trust Series 2004-A3 Class 2A1±±	5.37	7-25-2034	2,408	2,326
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3±±	4.88	7-25-2034	7,964	7,658
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2±±	4.22	6-25-2035	62,770	58,925
JPMBB Commercial Mortgage Securities Trust Series 2013- C17 Class B±±	4.87	1-15-2047	50,000	45,060
Master Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	426	372
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	3.45	12-25-2033	33,770	32,663
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	3.81	1-25-2034	1,664	1,594
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	4.94	11-21-2034	3,333	3,151
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.79	11-15-2038	1,000,200	968,876
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (6 Month LIBOR+0.68%)±	6.18	1-25-2029	15,366	14,878
MFA Trust Series 2022-NQM1 Class M1144A±±	4.26	12-25-2066	1,000,000	771,653
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4±±	4.13	8-15-2046	223,833	223,144
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	773,095
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.31	9-25-2034	11,047	10,958
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	6.13	4-20-2033	3,158	2,872
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,000,000	527,988
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.69	3-25-2034	8,917	7,958
Vendee Mortgage Trust Series 2003-2 Class IOƒ±±	0.48	5-15-2033	1,095,963	15,866
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	358,653	305,342
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	57,569	58,388
WFLD Mortgage Trust Series 2014-MONT Class B144A±±	3.75	8-10-2031	490,000	351,819
Total non-agency mortgage-backed securities (Cost $12,796,450)				10,969,262
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights♦†	12-5-2025	4,219	$0
Intelsat Jackson Holdings SA Series B Contingent Value Rights♦†	12-5-2025	4,219	0
Total rights (Cost $0)			0

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 10.70%
Communications: 0.70%
Internet: 0.30%
Prosus NV144A	4.19%	1-19-2032	$1,000,000	846,384
Media: 0.40%
Videotron Ltd.144A	5.13	4-15-2027	1,175,000	1,133,020
Telecommunications: 0.00%
Intelsat Jackson Holdings SA♦†	5.50	8-1-2023	4,300,000	0
Consumer, cyclical: 4.32%
Airlines: 1.28%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,276,000	2,466,661
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	311,667	306,995
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	510,000	493,740
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	350,000	334,264
				3,601,660
Entertainment: 0.22%
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	750,000	611,487
Leisure time: 2.34%
Carnival Corp.144A	4.00	8-1-2028	760,000	675,722
Carnival Corp.144A	6.00	5-1-2029	1,285,000	1,155,073
Carnival Corp.144A	9.88	8-1-2027	425,000	444,334
Carnival Corp.144A	10.50	2-1-2026	325,000	342,587
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	130,000	123,607
Royal Caribbean Cruises Ltd.144A	5.50	8-31-2026	345,000	330,869
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,885,000	1,776,608
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	600,000	638,777
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	1,005,000	1,097,381
				6,584,958
Retail: 0.48%
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	1,580,000	1,357,777
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.56%
Pharmaceuticals: 0.56%
Teva Pharmaceutical Finance Netherlands III BV	6.00%	4-15-2024	$728,000	$724,637
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	280,000	277,826
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	530,000	561,450
				1,563,913
Energy: 0.55%
Pipelines: 0.55%
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,631,000	1,558,746
Financial: 2.30%
Banks: 0.89%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	721,793
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	989,434
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	784,110
				2,495,337
Diversified financial services: 0.93%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,755,000	1,618,988
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	990,000	1,008,008
				2,626,996
Insurance: 0.48%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	728,865
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	608,819
				1,337,684
Industrial: 1.36%
Electronics: 0.66%
Sensata Technologies BV144A	4.00	4-15-2029	1,370,000	1,210,629
Sensata Technologies BV144A	5.88	9-1-2030	660,000	636,028
				1,846,657
Packaging & containers: 0.25%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	715,000	705,543
Trucking & leasing: 0.45%
Fly Leasing Ltd.144A	7.00	10-15-2024	1,430,000	1,279,718
Technology: 0.25%
Semiconductors: 0.25%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	694,043
Utilities: 0.66%
Electric: 0.53%
Drax Finco PLC144A	6.63	11-1-2025	1,515,000	1,489,573
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water: 0.13%
Veolia Environnement SA	6.75%	6-1-2038	$350,000	$383,459
Total yankee corporate bonds and notes (Cost $31,575,696)				30,116,955
Yankee government bonds: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	727,717
Total yankee government bonds (Cost $747,637)				727,717

		Yield	Shares
Short-term investments: 2.03%
Investment companies: 2.03%
Allspring Government Money Market Fund Select Class♠∞##		5.19	5,722,346	5,722,346
Total short-term investments (Cost $5,722,346)				5,722,346
Total investments in securities (Cost $416,210,677)	141.09%			396,991,965
Other assets and liabilities, net	(41.09)			(115,616,793)
Total net assets	100.00%			$281,375,172

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—July 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,807,130	$80,681,860	$(90,766,644)	$0	$0	$5,722,346	5,722,346	$280,495
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2023, the Fund had unfunded loan commitments of $1,583,219.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Multi-Sector Income Fund | 19

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$436,805	$0	$436,805
Asset-backed securities	0	12,747,202	0	12,747,202
Common stocks
Communication services	0	0	0	0
Energy	1,039,929	0	0	1,039,929
Corporate bonds and notes	0	194,089,357	0	194,089,357
Foreign corporate bonds and notes	0	32,000,424	0	32,000,424
Foreign government bonds	0	58,621,075	0	58,621,075
Loans	0	47,974,609	2,546,284	50,520,893
Non-agency mortgage-backed securities	0	10,969,262	0	10,969,262
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	30,116,955	0	30,116,955
Yankee government bonds	0	727,717	0	727,717
Short-term investments
Investment companies	5,722,346	0	0	5,722,346
Total assets	$6,762,275	$387,683,406	$2,546,284	$396,991,965
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Multi-Sector Income Fund